Summary of Significant Accounting Policies (Details)	1 Months Ended
Jun. 30, 2012 item
Summary of Significant Accounting Policies
Number of business segments	1
Income taxes
Number of years the entity will be precluded from qualifying as a REIT	4 years
Maximum value of TRS expressed as a percentage of the value of the entity	25.00%